WARRANTS	12 Months Ended
Mar. 31, 2017
Warrants and Rights Note Disclosure [Abstract]
Shareholders Equity And Share Based Payments Stock Warrant [Text Block]
12.	WARRANTS

The following is a continuity schedule of the Company’s common share purchase warrants:

		Weighted-Average
	Number of Warrants	Exercise Price ($)
Outstanding and exercisable, March 31, 2015	10,823,450	1.35
Issued	7,225,625	1.35
Exercised	(148,787)	(0.80)
Outstanding and exercisable, March 31, 2016	17,900,288	1.35
Exercised	(262,045)	(0.80)
Outstanding and exercisable, March 31, 2017	17,638,243	1.35

During the year ended March 31, 2017 a warrant holder exercised 262,045 warrants on a cash-less basis based on the terms of the warrant agreement and received 51,249 shares of common stock. (Note 10 (g)).

During the year ended March 31, 2016, a warrant holder exercised 148,787 warrants on a cash-less basis based on the terms of the warrant agreement and was issued 45,508 shares of common stock. (Note 10 (e)).

Common share purchase warrants

The following is a summary of common share purchase warrants outstanding as of March 31, 2017:

Exercise	Number of
Price ($)	Warrants	Expiry Date
1.40	7,735,750	February 26, 2019
1.40	1,212,500	March 27, 2019
1.40	891,250	March 31, 2019
1.40	3,115,000	April 21, 2019
1.40	1,418,750	May 27, 2019
1.40	2,035,000	June 30, 2019
0.80	1,229,993	February 26, 2019
	17,638,243

The weighted-average remaining contractual term of the outstanding warrants was 1.77 (March 31, 2016 – 2.77).

Exchangeable share purchase warrants

In 2014, the Company repaid loans of $180,940 plus accrued interest of $12,138 owing to investors introduced by Pope and Co. As part of this transaction the Company was committed to issue these lenders warrants exercisable into 349,522 Exchangeable Shares at an exercise price of $0.23 per share for a period ending March 21, 2017. During the year ended December 31, 2015, the Company issued these warrants.

In March 2017, 174,759 warrants were exercised for proceeds of $40,195 and the remaining 174,763 warrants expired.